Income Tax (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Asset [Abstract]
Organizational costs/Startup expenses	$ 169,369	$ 0
Federal Net Operating loss	32,923	65
Total deferred tax asset	202,293	65
Valuation allowance	(202,293)	(65)
Deferred tax asset, net of allowance	$ 0	$ 0